SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Raw material	$ 1,175,790	$ 1,186,735	$ 468,454
Finished goods	873,120	1,150,271	374,470
Inventories	$ 2,048,910	$ 2,337,006	$ 842,924